Cover		3 Months Ended
	Jul. 08, 2022	Mar. 31, 2022
Document Information [Line Items]
Document Type		S-1
Entity Registrant Name		Rockley Photonics Holdings Limited
Entity Incorporation, State or Country Code	E9
Entity Filer Category		Non-accelerated Filer
Entity Small Business		true
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Tax Identification Number	98-1644526
Amendment Flag		false
Entity Central Index Key		0001852117